Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current period income tax	$ 63	$ 64
Withholding tax	21	66
Total current tax expense	84	130
Origination and reversal of temporary differences	(31,581)	(24,578)
Adjustments for prior periods	(565)	743
Change in unrecognized deductible temporary differences	31,846	23,835
Total deferred tax expense	(300)	0
Total income tax expense (recovery) from continuing operations	$ (216)	$ 130